Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 565,073	$ 552,704
Accumulated Amortization	(463,806)	(446,451)
Other intangible assets, net	101,267	106,253
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,434	402,976
Accumulated Amortization	(332,035)	(318,312)
Other intangible assets, net	74,399	84,664
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	29,808	21,902
Accumulated Amortization	(13,031)	(11,726)
Other intangible assets, net	16,777	10,176
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,394	22,149
Accumulated Amortization	(18,804)	(17,957)
Other intangible assets, net	3,590	4,192
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	103,145	102,560
Accumulated Amortization	(96,644)	(95,339)
Other intangible assets, net	6,501	7,221
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	3,292	3,117
Accumulated Amortization	(3,292)	(3,117)
Other intangible assets, net	$ 0	$ 0